Debt - Narrative (Details) - USD ($) $ in Thousands			9 Months Ended
	Aug. 07, 2025	Jan. 22, 2024	Sep. 30, 2025	Jul. 01, 2025	Jun. 24, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Debt
Assets			$ 10,036,094				$ 11,103,403	$ 11,206,517
Debt and lease obligation			6,801,435				7,657,700
TCF VIII Distribution
Debt
Assets						$ 1,800,000
Standby Letters of Credit
Debt
Debt instrument, collateral amount			29,600
Fair Value, Inputs, Level 2
Debt
Debt and lease obligation			6,634,800				7,241,700
Revolving credit tranche
Debt
Borrowing capacity			2,000,000
Debt and lease obligation			1,155,000				1,085,000
Revolving credit tranche | Revolving Credit Facility
Debt
Borrowing capacity			$ 2,000,000
Debt instrument, basis spread on variable rate	1.25%	2.60%	1.60%
Line of credit facility, accordion feature, increase limit	$ 20,000		$ 1,630,000
Line of credit facility, deferred financing fee	2,700
Line of credit facility, unamortized financing fee	$ 400
Revolving Credit Facility
Debt
Borrowing capacity			1,125,000
Revolving Credit Facility and Second Revolving Credit Facility
Debt
Remaining borrowing capacity			877,700
Corporate Notes
Debt
Debt and lease obligation			$ 1,800,000				$ 1,800,000
Securitization Notes
Debt
Debt instrument, face aount				$ 284,900	$ 300,000
Weighted average interest				2.61%	5.50%
Debt instrument, fee amount					$ 3,900
Minimum | Corporate Notes
Debt
Debt instrument, term			5 years
Maximum | Corporate Notes
Debt
Debt instrument, term			10 years